                     UNITED STATES
           SECURITIES AND EXCHANGE COMMISSION

                 Washington, D.C. 20549
                        Form 13F

                  Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 1999
Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings
entries.
Institutional Investment Manager Filing this Report:
Name: Navellier Management, Inc.
Address: One E. Liberty St.
         Reno, NV 89501

Form 13F File Number: 28-5972

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name: Arjen Kuyper
Title: Chief Operations Officer
Phone: (775) 785-9421
Signature, Place, and Date of Signing:
Arjen Kuyper  Reno, Nevada  July 28, 1999
[Signature] [City, State] [Date]
Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


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[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]
Form 13F File Number Name
28-____________ ________________________________
[Repeat as necessary.]


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Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: ______________
Form 13F Information Table Entry Total: ______________
Form 13F Information Table Value Total: $______________
(thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
No. Form 13F File Number Name
____ 28-____________ ________________________
[Repeat as necessary.


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Navellier Management, Inc.

FORM 13F
June 30, 1999

                                                                                                                  Voting Authority

                                                                                                            ----------------------
                                                        Value   Shares/ Sh/   Put/      Invstmt

Name of Issuer               Title of class  CUSIP      (x$1000)Prn Amt Prn   Call      Dscretn   Managers  Sole      Shared None
-------------------------------------------  ---------  --------------- ---   ----      -------   --------- --------  ------ -----
Abercrombie & Fitch          COM             002896207     1660   34580 SH              Sole                    34580
Adobe Systems                COM             00724F101      772    9400 SH              Sole                     9400
Allergan Inc.                COM             018490102     2220   20000 SH              Sole                    20000
America Online               COM             02364J104      830    7550 SH              Sole                     7550
American Eagle Outfitters    COM             02553E106     2400   52750 SH              Sole                    52750
American Freightways Corp.   COM             02629V108      248   12700 SH              Sole                    12700
American Locker Group.       COM             027284108      115   13200 SH              Sole                    13200
Ameritech                    COM             030954101      288    3925 SH              Sole                     3925
Ameritrade Holding Corp.     COM             03072H109     1875   17690 SH              Sole                    17690
Amgen                        COM             031162100      256    4200 SH              Sole                     4200
Andrx Corp.                  COM             034551101     4682   60710 SH              Sole                    60710
AnnTaylor Stores             COM             036115103     1127   25050 SH              Sole                    25050
Applied Voice Tech Inc.      COM             002420107     1136   30000 SH              Sole                    30000
Astec Industries             COM             046224101     1793   44000 SH              Sole                    44000
Best Buy                     COM             086516101      718   10640 SH              Sole                    10640
Biogen                       COM             090597105     1865   29000 SH              Sole                    29000
Briggs & Stratton            COM             109043109      439    7600 SH              Sole                     7600
Broadcom Corp.               COM             111320107      246    1700 SH              Sole                     1700
C.H. Robinson Worldwide Inc  COM             12541W100      566   15400 SH              Sole                    15400
CTS Corp                     COM             126501105     1050   15000 SH              Sole                    15000
Cal Pine                     COM             131347106     2052   38000 SH              Sole                    38000
Charles Schwab               COM             808513105      992    9100 SH              Sole                     9100
Children's Place             COM             168905107     2624   64800 SH              Sole                    64800
Cisco Systems                COM             17275R102      323    5014 SH              Sole                     5014
Citrix Systems Inc.          COM             177376100     1548   27390 SH              Sole                    27390
Clarify Inc.                 COM             180492100      783   18970 SH              Sole                    18970
Commscope Inc.               COM             203372107      634   20630 SH              Sole                    20630
Conectiv                     COM             206829103      674   27600 SH              Sole                    27600

Copart Inc.                  COM             217204106     1190   56000 SH              Sole                    56000
Cree Research Inc.           COM             225447101     1539   20000 SH              Sole                    20000
Cybex Corp.                  COM             232522102      209    7500 SH              Sole                     7500
DII Group Inc.               COM             232949107     1791   48000 SH              Sole                    48000
Dycom Industries Inc.        COM             267475101     4995   89200 SH              Sole                    89200
E. W. Blanch Holdings        COM             093210102     1364   20000 SH              Sole                    20000
EMC Corp                     COM             268648102      294    5350 SH              Sole                     5350
Eagle Point Software Corp    COM             269824108      105   15600 SH              Sole                    15600
Elcor Corp.                  COM             284443108     1048   24000 SH              Sole                    24000
Electronics for Imaging      COM             286082102      790   15370 SH              Sole                    15370
Family Dollar Stores         COM             307000109     1800   75000 SH              Sole                    75000
Fossil Inc.                  COM             349882100      532   11000 SH              Sole                    11000
Foward Air Group             COM             514759109     2841  101000 SH              Sole                   101000
Frontier Airplanes           COM             359065109     1209   75000 SH              Sole                    75000
GPU Inc.                     COM             36225X100      489   11600 SH              Sole                    11600
Gap                          COM             364760108      343    6808 SH              Sole                     6808
General Dynamics             COM             369550108     1873   27200 SH              Sole                    27200
Gentex Corp.                 COM             371901109      644   23000 SH              Sole                    23000
Geon                         COM             37246W105     1032   32000 SH              Sole                    32000
Gilat Communications Ltd.    COM             M50876107      218   13600 SH              Sole                    13600
Gymboree Corp.               COM             403777105     4462  425000 SH              Sole                   425000
Harley Davidson Inc.         COM             412822108      245    4500 SH              Sole                     4500
Harmonic Inc.                COM             413160102     4595   80000 SH              Sole                    80000
Haverty Furniture            COM             419596101      402   11400 SH              Sole                    11400
Home Depot                   COM             437076102     2819   43745 SH              Sole                    43745
Hooper Holmes                COM             439104100      917   45000 SH              Sole                    45000
IBM                          COM             459200101      207    1600 SH              Sole                     1600
Icos Corp                    COM             449295104      589   14430 SH              Sole                    14430
International Speedway Corp. COM             460335201      689   14500 SH              Sole                    14500
Jakks Pacific Inc.           COM             47012E106     1160   38900 SH              Sole                    38900
John Wiley & Sons Inc.       COM             968223206      282   16000 SH              Sole                    16000
K-Swiss Inc.                 COM             482686102     1646   35400 SH              Sole                    35400
Kronos                       COM             501052104     1274   28000 SH              Sole                    28000
LCA-Vision Inc.              COM             501803209     1732  186000 SH              Sole                   186000
Lexmark Intl.                COM             529771107      293    4470 SH              Sole                     4470
Macromedia                   COM             556100105      542   15385 SH              Sole                    15385
Martin Marietta Mat          COM             573284106      466    7900 SH              Sole                     7900
Maytag Corp.                 COM             578592107      524    7500 SH              Sole                     7500

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
Medimmune Inc.               COM             584699102     4042   59660 SH              Sole                    59660
Microsoft Corp.              COM             594918104      309    3430 SH              Sole                     3430
Microwave Power Devices      COM             59517M103      338   22000 SH              Sole                    22000
MiniMed Inc.                 COM             60365K108      669    8700 SH              Sole                     8700
Mobile Mini Inc.             COM             60740F105      503   25700 SH              Sole                    25700
Monaco Coach Corp.           COM             60886R103     1103   26075 SH              Sole                    26075
Mysoftware Company           COM             628633109     1823  118000 SH              Sole                   118000
National Fuel Gas Co NJ      COM             636180101      689   14200 SH              Sole                    14200
Navistar Intl Corp           COM             63934E108      350    7000 SH              Sole                     7000
Nokia                        COM             654902204      371    4050 SH              Sole                     4050
Optical Coating Lab Inc.     COM             683829105     2509   30000 SH              Sole                    30000
PDS Financial Corp           COM             69329T105      501  101400 SH              Sole                   101400
PP&L Resources Inc           COM             693499105      295    9600 SH              Sole                     9600
Plantronics Inc              COM             727493108      651   10000 SH              Sole                    10000
Plexus Corp.                 COM             729132100     1057   35100 SH              Sole                    35100
Polycom Inc                  COM             73172K104     1950   50000 SH              Sole                    50000
Power Integrations Inc.      COM             739276103     5054   69120 SH              Sole                    69120
Priority Healthcare Corp.    COM             74264T102      259    7500 SH              Sole                     7500
Proxim Inc.                  COM             744284100     4640   80000 SH              Sole                    80000
QLogic Corp                  COM             747277101     4076   30880 SH              Sole                    30880
Quicksilver, Inc.            COM             74838C106      977   37500 SH              Sole                    37500
RF Micro Devices Inc.        COM             749941100     2092   28040 SH              Sole                    28040
Rex Stores Inc.              COM             761624105     1997   67000 SH              Sole                    67000
Salton/Maxim Housewares      COM             795757103      475    9500 SH              Sole                     9500
Saucony Inc. - Cl B          COM             804120202      339   15000 SH              Sole                    15000
Semtech                      COM             816850101     2606   50000 SH              Sole                    50000
Siebel Systems Inc.          COM             826170102      577    8700 SH              Sole                     8700
Solectron Corp.              COM             834182107      293    4400 SH              Sole                     4400
Summit Tech Inc.             COM             86627E101     1342   61000 SH              Sole                    61000
Symbol Tech                  COM             871508107      254    6900 SH              Sole                     6900
Syncor Intl.                 COM             87157J106     7308  203000 SH              Sole                   203000
TCA cable TV Inc.            COM             872241104      638   11500 SH              Sole                    11500
Taco Cabana Inc.             COM             873425102      377   37000 SH              Sole                    37000
Tarrant Apparel Group        COM             876289109     2814  123700 SH              Sole                   123700
Texas Utilities              COM             882848104     2486   60000 SH              Sole                    60000
Tiffany & Co.                COM             886547108      724    7500 SH              Sole                     7500
TranSwitch Corp.             COM             894065101      675   14250 SH              Sole                    14250
Tyco Int'l                   COM             902124106      244    2570 SH              Sole                     2570

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
URS Corp New                 COM             903236107      645   22000 SH              Sole                    22000
Ultimate Electronics Inc.    COM             903849107     2728  150000 SH              Sole                   150000
Unicom Corp.                 COM             904911104     2314   60000 SH              Sole                    60000
VISX Inc.                    COM             92844S105     2124   26820 SH              Sole                    26820
Valuevision Intl Inc.        COM             92047K107     3478  175000 SH              Sole                   175000
Vodafone Group - ADR         COM             92857T107      300    1525 SH              Sole                     1525
Waters Corp                  COM             941848103      790   14880 SH              Sole                    14880
Winnebago Industry           COM             974637100     1064   47300 SH              Sole                    47300
Wiztec Solutions Ltd.        COM             M98105105     2342   98600 SH              Sole                    98600
Worldcom Inc.                COM             55268B106     4733   55000 SH              Sole                    55000
Xilinx                       COM             983919101      882   15400 SH              Sole                    15400
115 DATA RECORDS                                         159881         0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED